UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Mid-Cap Growth Fund	March 31, 2015

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.2%		
CONSUMER DISCRETIONARY 14.7%		
Auto Components 0.5%		
Borg-Warner	2,000,000	120,960
		120,960
Automobiles 1.0%		
Harley-Davidson	2,700,000	163,998
Tesla Motors (1)	450,000	84,946
		248,944
Hotels, Restaurants & Leisure 3.8%		
Aramark	4,700,000	148,661
Chipotle Mexican Grill (1)	50,000	32,527
Choice Hotels International (2)	3,000,000	192,210
Marriott, Class A	2,500,000	200,800
Norwegian Cruise Line Holdings (1)	7,600,000	410,476
		984,674
Household Durables 0.5%		
Harman International	1,000,000	133,630
		133,630
Internet & Catalog Retail 0.9%		
Netflix (1)	375,000	156,259
TripAdvisor (1)	1,000,000	83,170
		239,429
Multiline Retail 0.7%		
Dollar General (1)	2,250,000	169,605
		169,605
Specialty Retail 6.1%		
AutoZone (1)	510,000	347,902
CarMax (1)	7,250,000	500,322

L Brands	2,250,000	212,153
Michaels (1)	4,411,400	119,372
O'Reilly Automotive (1)	1,750,000	378,420
		1,558,169
Textiles, Apparel & Luxury Goods 1.2%		
Hanesbrands	6,000,000	201,060
Wolverine World Wide	3,500,000	117,075
		318,135
Total Consumer Discretionary		3,773,546
CONSUMER STAPLES 3.6%		
Food & Staples Retailing 2.1%		
Rite Aid (1)	27,500,000	238,975
Sprouts Farmers Market (1)	5,000,000	176,150
Whole Foods Market	2,500,000	130,200
		545,325
Food Products 1.5%		
TreeHouse Foods (1)	1,400,000	119,028
Whitewave Foods, Class A (1)	6,000,000	266,040
		385,068
Total Consumer Staples		930,393
ENERGY 3.8%		
Oil, Gas & Consumable Fuels 3.8%		
Cimarex Energy	378,900	43,608
Concho Resources (1)	1,500,000	173,880
CONSOL Energy	4,250,000	118,532
Continental Resources (1)	500,000	21,835
EQT	3,500,000	290,045
Pioneer Natural Resources	800,000	130,808

Range Resources	4,000,000	208,160
Total Energy		986,868
FINANCIALS 9.9%		
Capital Markets 1.6%		
LPL Financial Holdings	3,500,000	153,510
TD Ameritrade Holding	7,000,000	260,820
		414,330
Diversified Financial Services 2.9%		
CBOE Holdings	4,000,000	229,620
Intercontinental Exchange	1,050,000	244,934
MSCI, Class A	4,250,000	260,567
		735,121
Insurance 4.2%		
FNF	10,000,000	367,600
HCC Insurance Holdings	4,000,000	226,680
Progressive	7,500,000	204,000
Willis Group Holdings	6,000,000	289,080
		1,087,360
Real Estate Management & Development 1.2%		
Jones Lang LaSalle	1,700,000	289,680
WeWork, Class A, Acquisition Date: 12/9/14 Cost $4,235 (1)(2)(3)(4)	254,314	4,235
		293,915
Total Financials		2,530,726
HEALTH CARE 18.0%		
Biotechnology 3.1%		
Alkermes (1)	5,250,000	320,093
Alnylam Pharmaceuticals (1)	500,000	52,210

Incyte (1)	2,000,000	183,320
Pharmacyclics (1)	499,800	127,924
Vertex Pharmaceuticals (1)	1,000,000	117,970
		801,517
Health Care Equipment & Supplies 6.2%		
Cooper Companies	1,850,000	346,727
DENTSPLY International	5,000,000	254,450
IDEXX Laboratories (1)	1,250,000	193,100
Intuitive Surgical (1)	675,000	340,895
Sirona Dental Systems (1)	1,000,000	89,990
Teleflex (2)	2,500,000	302,075
West Pharmaceutical Services	800,000	48,168
		1,575,405
Health Care Providers & Services 3.2%		
Envision Healthcare Holdings (1)	3,400,000	130,390
Henry Schein (1)	2,000,000	279,240
MEDNAX (1)	2,500,000	181,275
Universal Health Services	2,000,000	235,420
		826,325
Health Care Technology 0.4%		
IMS Health Holdings (1)	1,700,000	46,019
Inovalon Holdings, Class A (1)	286,000	8,640
Veeva Systems, Class A (1)	2,000,000	51,060
		105,719
Life Sciences Tools & Services 2.6%		
Agilent Technologies	7,000,000	290,850
Bruker (1)(2)	9,000,000	166,230
Illumina (1)	650,000	120,666
Mettler-Toledo International (1)	225,000	73,946
		651,692

Pharmaceuticals 2.5%		
Catalent (1)(2)	6,500,000	202,475
Hospira (1)	4,997,700	438,998
		641,473
Total Health Care		4,602,131
INDUSTRIALS & BUSINESS SERVICES 19.7%		
Aerospace & Defense 2.4%		
DigitalGlobe (1)(2)	5,150,000	175,461
Textron	10,000,000	443,300
		618,761
Commercial Services & Supplies 1.6%		
IHS (1)	3,325,000	378,252
Waste Connections	773,251	37,224
		415,476
Electrical Equipment 3.7%		
Acuity Brands	1,500,000	252,240
AMETEK	4,550,000	239,057
Babcock & Wilcox	4,000,000	128,360
Sensata Technologies Holding (1)	5,500,000	315,975
		935,632
Industrial Conglomerates 1.4%		
Roper Industries	2,000,000	344,000
		344,000
Machinery 5.5%		
Colfax (1)	3,600,000	171,828
IDEX (2)	4,200,000	318,486
Nordson	1,000,000	78,340
Pall	4,175,000	419,128
Rexnord (1)(2)	5,500,000	146,795
WABCO Holdings (1)	1,250,000	153,600

Xylem	3,750,000	131,325
		1,419,502
Professional Services 3.5%		
Equifax	3,000,000	279,000
ManpowerGroup	2,000,000	172,300
Towers Watson	1,500,000	198,277
Verisk Analytics, Class A (1)	3,500,000	249,900
		899,477
Road & Rail 1.2%		
J.B. Hunt Transport Services	1,678,000	143,293
Kansas City Southern	1,575,000	160,776
		304,069
Trading Companies & Distributors 0.4%		
Fastenal	2,500,000	103,588
		103,588
Total Industrials & Business Services		5,040,505
INFORMATION TECHNOLOGY 20.2%		
Communications Equipment 1.7%		
JDS Uniphase (1)(2)	13,750,000	180,400
Motorola Solutions	2,998,000	199,877
Palo Alto Networks (1)	350,000	51,128
		431,405
Electronic Equipment, Instruments & Components 1.9%		
Cognex (1)	884,092	43,842
FEI (2)	2,100,000	160,314
Keysight Technologies (1)	5,000,000	185,750
Trimble Navigation (1)	3,400,000	85,680
		475,586

Internet Software & Services 3.8%		
Akamai Technologies (1)	1,500,000	106,568
Atlassian, Class A1, ADR, Acquisition Date: 4/9/14 Cost $3,079 (1)(3)(4)	192,415	3,656
Atlassian, Class A2, ADR, Acquisition Date: 4/9/14 Cost $11,076 (1)(3)(4)	692,225	13,152
Atlassian, Class A3, ADR, Acquisition Date: 4/9/14 Cost $2,121 (1)(3)(4)	132,550	2,518
Atlassian, Series 1, ADR, Acquisition Date: 4/9/14 Cost $5,404 (1)(3)(4)	337,759	6,417
Atlassian, Series 2, ADR, Acquisition Date: 4/9/14 Cost $14,470 (1)(3)(4)	904,344	17,183
Atlassian, Series A, ADR, Acquisition Date: 4/9/14 Cost $10,700 (1)(3)(4)	668,760	12,706
Coupons.com (1)	3,660,000	42,968
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $3,992 (1)(3)(4)	441,181	8,427
GrubHub (1)	1,275,000	57,872
LendingClub (1)	1,026,200	20,165
LinkedIn (1)	250,000	62,465
Rackspace Hosting (1)	4,000,000	206,360
VeriSign (1)	5,000,000	334,850
Zillow (1)	675,000	67,703
		963,010
IT Services 6.4%		
CoreLogic (1)(2)	6,000,000	211,620
Fidelity National Information	2,500,000	170,150
Fiserv (1)	7,000,000	555,800
Gartner (1)	2,500,000	209,625
Global Payments	3,000,000	275,040
Vantiv, Class A (1)	6,000,000	226,200
		1,648,435
Semiconductor & Semiconductor Equipment 3.1%		
Altera	10,500,000	450,555
Atmel	17,000,000	139,910

Microchip Technology	2,000,000	97,800
Xilinx	2,750,000	116,325
		804,590
Software 3.2%		
FactSet Research Systems	1,250,000	199,000
Fortinet (1)	1,000,000	34,950
Guidewire Software (1)	350,000	18,414
Mobileye (1)	1,851,300	77,810
Red Hat (1)	5,000,000	378,750
ServiceNow (1)	900,000	70,902
Workday (1)	350,000	29,543
		809,369
Technology Hardware, Storage & Peripherals 0.1%		
Stratasys (1)	661,399	34,909
		34,909
Total Information Technology		5,167,304
MATERIALS 3.4%		
Chemicals 1.0%		
Celanese, Series A	2,000,000	111,720
RPM	3,250,000	155,967
		267,687
Construction Materials 0.7%		
Martin Marietta Materials	1,300,000	181,740
		181,740
Containers & Packaging 0.6%		
Ball	2,000,000	141,280
		141,280
Metals & Mining 1.1%		
Franco-Nevada	4,500,000	218,430

Silver Wheaton	3,850,000	73,227
		291,657
Total Materials		882,364
TELECOMMUNICATION SERVICES 0.9%		
Wireless Telecommunication Services 0.9%		
T-Mobile US (1)	7,000,000	221,830
Total Telecommunication Services		221,830
Total Common Stocks (Cost $14,357,435)		24,135,667
CONVERTIBLE PREFERRED STOCKS 0.4%		
FINANCIALS 0.1%		
Real Estate Management & Development 0.1%		
WeWork, Series D-1, Acquisition Date: 12/9/14 Cost $21,046 (1)(2)(3)(4)	1,263,943	21,046
WeWork, Series D-2, Acquisition Date: 12/9/14 Cost $16,536 (1)(2)(3)(4)	993,098	16,536
Total Financials		37,582
INFORMATION TECHNOLOGY 0.3%		
Internet Software & Services 0.3%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $5,263 (1)(3)(4)	581,600	11,109
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $26,098 (1)(3)(4)	2,884,077	55,090
LivingSocial, Series E, Acquisition Date: 4/1/11 Cost $52,158 (1)(2)(3)(4)	9,229,900	2,215
Total Information Technology		68,414
Total Convertible Preferred Stocks (Cost $121,101)		105,996

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1992. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $0 for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $15,956,559,000. Net unrealized gain aggregated $9,763,127,000 at period-end, of which $9,943,669,000 related to appreciated investments and $180,542,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015